Other Income and Expenses (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Other Income [Abstract]
Capital gain on assets disposal	₪ 159	[1]		₪ 14		₪ 4
Others	9			12		23
Other income	₪ 168		$ 47	₪ 26	[2]	₪ 27	[2]

[1]	Including a capital gain of NIS 117 million in respect of commercial center sale in Brazil (Extra Itaim).
[2]	Reclassified, refer to note 2ff.